Other Components of Equity - Summary of Movement of Gain/(loss) on Equity Instruments Held as Fair Value (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Balance at the beginning		₨ 558,067.4	₨ 913,521.0
Balance at the end	$ 7,903.7	598,034.7	558,067.4
Gain/(loss) on Equity instruments held as fair value through other comprehensive income [Member]
Balance at the beginning	23.6	1,785.5
Effect of transition to IFRS 9			1,392.8
Other comprehensive income for the year	(18.1)	(1,369.3)	438.1
Income tax relating to gain/(loss) recognized on equity investments, where applicable	(0.3)	(25.2)	3.9
Profit on sale of equity investments reclassified to retained earnings			(49.3)
Balance at the end	$ 5.2	₨ 391.0	₨ 1,785.5